Consolidated Statements of Deficit (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Preferred Stock	Dec. 31, 2012 Preferred Stock	Dec. 31, 2009 Preferred Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2012 Additional Paid-in Capital	Dec. 31, 2011 Additional Paid-in Capital	Dec. 31, 2010 Additional Paid-in Capital	Dec. 31, 2012 Accumulated Deficit and Dividends	Dec. 31, 2011 Accumulated Deficit and Dividends	Dec. 31, 2010 Accumulated Deficit and Dividends	Dec. 31, 2012 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2012 Noncontrolling Interests	Dec. 31, 2011 Noncontrolling Interests	Dec. 31, 2010 Noncontrolling Interests
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Balance	$ (927,926)	$ (1,045,522)	$ (856,977)	$ 100	$ 97	$ 100	$ 508	$ 489	$ 480	$ 703,436	$ 702,556	$ 701,781	$ (1,504,759)	$ (1,594,407)	$ (1,420,092)	$ (15,166)	$ (29,079)	$ (36,289)	$ (112,042)	$ (125,181)	$ (102,957)
Preferred stock, shares outstanding	9,730,370			10,000,000	9,730,370	10,000,000
Common stock, shares outstanding	50,752,941						50,752,941	48,925,499	47,964,605
Net income (loss)	396,118	98,227	(197,938)										384,254	89,019	(172,012)				11,864	9,208	(25,926)
Adjustment for preferred dividends not declared	0	0	0										(1,162)	(2,151)	(2,303)				1,162	2,151	2,303
Other comprehensive income	11,875	15,693	8,153													10,992	13,913	7,195	883	1,780	958
Share-based compensation	1,924	4,422	975				2	8	8	1,922	4,414	967
Share-based compensation - shares							297,912	775,609	859,171
Repurchase of common stock	(313)	(746)	265				(1)	(3)	(1)	(312)	(743)	266
Repurchase of common stock - shares							(127,508)	(338,745)	(126,073)
Exchange of preferred stock		0		(3)				14			(2,791)			2,780
Exchange of preferred stock - shares				(269,630)				1,390,578
Redemption of common units of the Operating Partnership	0		0				63		2	(96,458)		(458)				4,716		15	91,679		441
Repurchase of common units of the Operating Partnership - shares							6,276,251		227,796
Balance	$ (518,322)	$ (927,926)	$ (1,045,522)	$ 97	$ 97	$ 100	$ 572	$ 508	$ 489	$ 608,588	$ 703,436	$ 702,556	$ (1,121,667)	$ (1,504,759)	$ (1,594,407)	$ 542	$ (15,166)	$ (29,079)	$ (6,454)	$ (112,042)	$ (125,181)
Preferred stock, shares outstanding	9,730,370	9,730,370		9,730,370	9,730,370	10,000,000
Common stock, shares outstanding	57,199,596	50,752,941					57,199,596	50,752,941	48,925,499